19 Financial instruments (Details 8) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Borrowings and financing, beginning	R$ 8,781	R$ 726	R$ 471
Funding - working capital	2,852	9,395
Interest provision	486	246
Additions			417
Accrued interest			30
Swap contracts	(60)	(16)	(50)
Mark-to-market	12	(46)	10
Exchange rate and monetary variation	57	(29)	63
Debt modification impact	71
Borrowing costs	42	21
Interest amortization	(549)	(116)	(24)
Principal amortization	(2,543)	(6,102)	(175)
Swap amortization	13	95	(7)
Derivative swap amortization		4,527
Conversion adjustment to reporting currency	172	80
Discontinued operations	(1,571)
Adjustment related to IFRS 16			(9)
Borrowings and financing, ending	R$ 7,763	R$ 8,781	R$ 726